Lease Obligations and Commitments (Tables)	3 Months Ended
Mar. 31, 2023
Lease Obligations and Commitments [Abstract]
Schedule of lease liabilities
$
Lease liabilities recognized as of January 1, 2022	367,884
Lease payments made	(260,184)
Interest expense on lease liabilities	20,860
Lease liabilities recognized as of January 1, 2023	128,560
Lease payments made	(65,788)
Interest expense on lease liabilities	2,149
64,921
Less: current portion	(64,921)
At March 31, 2023 – non-current portion	0

Schedule of rental agreement for office space
Year	Amount
($)
2023	65,788